Related Party Transactions (Details Narrative) - USD ($)					12 Months Ended
	Dec. 15, 2017	Dec. 15, 2017	Dec. 14, 2017	Dec. 14, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Advances from former related Party				$ 44,711	$ 38,552	$ 6,159
Repaid amount	$ 30,045					20,036
Capital contribution	$ 14,019	$ 14,019
Former Shareholder [Member]
Related Party Transaction [Line Items]
Advances from former related Party			$ 59,254			$ 59,254
Repaid amount		$ 59,254			89,299
January 19, 2018 [Member]
Related Party Transaction [Line Items]
Repaid amount					$ 647